Basis of Presentation and General Information (Policies)	9 Months Ended
Sep. 30, 2018
Basis of Presentation and General Information [Abstract]
Basis of Presentation
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") for certain financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2017, filed with the SEC on March 7, 2018.